Average Annual Total Returns	12 Months Ended	60 Months Ended	117 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Protective Life Dynamic Allocation Series – Conservative Portfolio | MSCI All Country World IndexSM (reflects no deduction for expenses, fees or taxes, except foreign withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	12.23%
Protective Life Dynamic Allocation Series – Conservative Portfolio | Protective Life Conservative Allocation Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.71%	5.41%	7.07%
Protective Life Dynamic Allocation Series – Conservative Portfolio | Protective Life Dynamic Allocation Series - Conservative Portfolio Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.17%	3.76%	4.60%
Protective Life Dynamic Allocation Series - Moderate Portfolio | MSCI All Country World IndexSM (reflects no deduction for expenses, fees or taxes, except foreign withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	12.23%
Protective Life Dynamic Allocation Series - Moderate Portfolio | Protective Life Moderate Allocation Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.97%	7.15%	8.64%
Protective Life Dynamic Allocation Series - Moderate Portfolio | Protective Life Dynamic Allocation Series - Moderate Portfolio Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.70%	5.28%	5.69%
Protective Life Dynamic Allocation Series - Growth Portfolio | MSCI All Country World IndexSM (reflects no deduction for expenses, fees or taxes, except foreign withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	12.23%
Protective Life Dynamic Allocation Series - Growth Portfolio | Protective Life Dynamic Allocation Series - Growth Portfolio Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.01%	8.77%	8.01%